NOTE 19: WARRANT LIABILITY (Details 1)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Disclosure of financial liabilities [line items]
Warrants outstanding | shares	54,215,452
Weighted average remaining life (in years)	1 year 4 months 20 days
CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.14
Warrant One
Disclosure of financial liabilities [line items]
Expiry date	Apr. 02, 2021
Warrants outstanding | shares	7,643,637
Weighted average remaining life (in years)	3 months
Warrant One | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.16
Warrant Two
Disclosure of financial liabilities [line items]
Expiry date	May 03, 2021
Warrants outstanding | shares	2,559,470
Weighted average remaining life (in years)	4 months 2 days
Warrant Two | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.16
Warrant Three
Disclosure of financial liabilities [line items]
Expiry date	Jul. 22, 2021
Warrants outstanding | shares	1,018,245
Weighted average remaining life (in years)	6 months 22 days
Warrant Three | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.16
Warrant Four
Disclosure of financial liabilities [line items]
Expiry date	Aug. 12, 2021
Warrants outstanding | shares	928,817
Weighted average remaining life (in years)	7 months 10 days
Warrant Four | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.16
Warrant Five
Disclosure of financial liabilities [line items]
Expiry date	Aug. 19, 2021
Warrants outstanding | shares	929,864
Weighted average remaining life (in years)	7 months 17 days
Warrant Five | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.16
Warrant Six
Disclosure of financial liabilities [line items]
Expiry date	Sep. 13, 2021
Warrants outstanding | shares	102,696
Weighted average remaining life (in years)	8 months 12 days
Warrant Six | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.16
Warrant Seven
Disclosure of financial liabilities [line items]
Expiry date	Sep. 20, 2021
Warrants outstanding | shares	102,812
Weighted average remaining life (in years)	8 months 19 days
Warrant Seven | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.16
Warrant Eight
Disclosure of financial liabilities [line items]
Expiry date	Apr. 16, 2022
Warrants outstanding | shares	5,200,000
Weighted average remaining life (in years)	1 year 3 months 14 days
Warrant Eight | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.1
Warrant Nine
Disclosure of financial liabilities [line items]
Expiry date	Jul. 15, 2022
Warrants outstanding | shares	5,416,700
Weighted average remaining life (in years)	1 year 6 months 14 days
Warrant Nine | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.12
Warrant Ten
Disclosure of financial liabilities [line items]
Expiry date	Aug. 25, 2022
Warrants outstanding | shares	1,500,000
Weighted average remaining life (in years)	1 year 7 months 28 days
Warrant Ten | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.05
Warrant Eleven
Disclosure of financial liabilities [line items]
Expiry date	Sep. 09, 2022
Warrants outstanding | shares	3,746,080
Weighted average remaining life (in years)	1 year 8 months 8 days
Warrant Eleven | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.31
Warrant Twelve
Disclosure of financial liabilities [line items]
Expiry date	Nov. 09, 2022
Warrants outstanding | shares	24,567,131
Weighted average remaining life (in years)	1 year 10 months 10 days
Warrant Twelve | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.12
Warrant Thirteen
Disclosure of financial liabilities [line items]
Expiry date	Oct. 05, 2023
Warrants outstanding | shares	500,000
Weighted average remaining life (in years)	2 years 9 months 4 days
Warrant Thirteen | CAD
Disclosure of financial liabilities [line items]
Exercise price | $ / shares	$ 0.05